Financial Risk Management Objectives and Policies (Details) - AUD ($)		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Financial Risk Management Objectives And Policies
Cash		$ 4,727,430		$ 3,994,924		$ 2,290,639
Trade receivables	[1]	492,276		270,125
Trade and other payables		689,326		1,290,389
Borrowings (See Notes 13 and 20)	[2]			(139,864)
Convertible notes			[3]	$ 226,000	[3]	$ 1,128,117

[1]	All trade receivables are non-interest bearing.
[2]	Borrowings: The Company has financed A$162,457 for its insurance policies during the year ended June 30, 2017. Principal and interest (A$8,561) is to be repaid monthly by Immuron over a 11-month term. During the financial year 2018, the outstanding borrowings were repaid by the Company.
[3]	Convertible Notes: On 17 February 2016, the Company secured A$1,700,000 in funding with a New York-based Investment Fund. The facility was used to fund the immediate start of the clinical phase for IMM-529 in Clostridium difficile. The investment was structured in 3 tranches with a mix of equity financing and convertible securities according to the following: Tranche #1- A$100,000 private placement of securities plus a A$600,000 repayable Convertible Notes with A$78,000 finance charge; Tranche #2- 45 days after issuance of the tranche 1, the Company has the right to call a second Tranche as per Tranche 1 terms.Tranche #3 - by mutual consent, A$339,000 Face Value repayable Convertible Notes issuable on same terms as Tranche 1 and 2. Tranche #3 has not been issued as of the issuance date of the consolidated financial statements. The Convertible Notes were repayable monthly over an 18 month period with each repayment to be settled at Immurons discretion by: a) the issuance of new shares at a 10% discount to a 5 Day Volume Weighted Average Price (VWAP) over the 20 trading days immediately prior to a repayment due date; or b) cash repayment plus a 2.5% premium to the repayment amount. Immuron drew down Tranche 1 and Tranche 2 of the Convertible Note during fiscal year 2016. Immuron repaid A$902,117 in cash during the 2017 financial year and repaid A$77,217 in cash and A$150,666 in shares prior to 30 June 2016, as disclosed under Note 15. The balance of the outstanding convertible note as at 30 June 2017 was repaid during July 2017 and August 2017 with the liability being fully extinguished by 10 September 2017.